EXHIBIT 99.5

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Nov-18	15-Nov-18	17-Dec-18
To	30-Nov-18	17-Dec-18
Days	32

Description of Collateral
On the Distribution Date, the Series 2017-B balances were:
Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$4,524,286.96
Series Nominal Liquidation Amount	942,820,286.96

Required Participation Amount	$942,820,286.96
Excess Receivables	$147,015,431.97

Total Collateral	1,089,835,718.93

Collateral as Percent of Notes	143.40%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,038,996,629.40
Total Principal Collections	($2,087,372,940.74)
Investment in New Receivables	$2,238,468,771.66
Receivables Added for Additional Accounts	$0.00
Repurchases	($27,250,811.81)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($714,623,753.91)
Less Servicing Adjustment	($4,206,636.48)

Ending Balance	$5,444,011,258.12

SAP for Next Period	19.22%

Average Receivable Balance	$5,628,089,477.46
Monthly Payment Rate	37.09%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$21,336,279.04
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$21,336,279.04

Series Allocation Percentage at Month-End	19.22%
Floating Allocation Percentage at Month-End	90.47%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	32
LIBOR	2.306500%
Applicable Margin	0.430000%
	2.736500%

	Actual	Per $1000
Interest	1,848,657.78	2.43
Principal	—	—

		2.43
Total Due Investors	1,848,657.78
Servicing Fee	781,913.33

Excess Cash Flow	1,080,493.90

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.74%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		31.98%